Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
OPERATING REVENUES	$ 823.6	$ 748.1
COST OF SALES
Mining and processing	351.5	312.6
Royalties (note 21)	11.7	10.2
COVID costs		6.5
Amortization	170.9	152.7
Cost of sales	534.1	482.0
EXPENSES
Exploration	14.7	7.2
Corporate and administrative	24.5	21.0
Share-based compensation (note 12)	11.1	10.3
Pre-tax impairment charge	224.3	0.0
Total expenses	808.7	520.5
EARNINGS FROM OPERATIONS	14.9	227.6
Finance costs	(4.5)	(4.3)
Foreign exchange loss	(0.9)	(1.4)
Other loss (note 14)	(7.2)	(3.7)
EARNINGS BEFORE INCOME TAXES	2.3	218.2
INCOME TAXES (note 11)
Current income tax expense	(5.3)	(30.1)
Deferred income tax expense	(63.7)	(43.9)
NET (LOSS) EARNINGS	(66.7)	144.2
Items that may be subsequently reclassified to net earnings:
Net change in fair value of currency hedging instruments, net of taxes		1.1
Net change in fair value of fuel hedging instruments, net of taxes		0.1
Items that will not be reclassified to net earnings:
Unrealized (loss) gain on equity securities, net of taxes		23.8
Total other comprehensive (loss) income	(4.3)	25.0
COMPREHENSIVE (LOSS) INCOME	$ (71.0)	$ 169.2
(LOSS) EARNINGS PER SHARE (note 12)
- basic (usd per share)	$ (0.17)	$ 0.37
- diluted (usd per share)	$ (0.17)	$ 0.37
Weighted average number of common shares outstanding (000's)
- basic (in shares)	392,649	391,675
- diluted (in shares)	392,649	394,862